Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination	Business Combination
On June 25, 2021, Artius and Micromidas, Inc. (now known as Origin Materials Operating, Inc., “Legacy Origin”) completed the Business Combination pursuant to the Merger Agreement with Legacy Origin surviving the merger as a wholly owned subsidiary of Artius, which became Origin Materials, Inc. Cash proceeds from the Business Combination totaled approximately $467.5 million, which included funds held in Artius’s trust account and the completion of the concurrent PIPE and Backstop Financing.
In accordance with the terms and subject to the conditions of the Merger Agreement, at the effective time of the Merger, (i) all shares of Legacy Origin’s Series A, Series B, and Series C Preferred Stock, and Common Stock (collectively, “Legacy Origin Stock”) issued and outstanding immediately prior to the effective time of the Merger were converted into the right to receive their pro rata portion of shares of Company Common Stock (the “Common Stock”) issued as Merger consideration (the “Merger Consideration”); (ii) holders of Legacy Origin’s Convertible Notes Payable, plus accrued interest also received shares of Company common stock; (iii) each option exercisable for Legacy Origin Stock that was outstanding immediately prior to effective time of the Merger was assumed and continues in full force and effect on the same terms and conditions as were previously applicable to such options, subject to adjustments to exercise price and number of shares Common Stock issuable upon exercise based on the final conversion ratio calculated in accordance with the Merger Agreement. Additionally, as part of the consideration transferred, stockholders of Legacy Origin and Artius were given the right to additional shares in the Company. These shares vest to the holder upon the share price of the Company reaching certain targets over a future period (“Earnout Shares”, see Note 13).
The Company accounted for the Business Combination as a reverse recapitalization, which is the equivalent of Legacy Origin issuing stock for the net assets of Artius, accompanied by a recapitalization, with Artius treated as the acquired company for accounting purposes. The determination of Artius as the “acquired” company for accounting purposes was primarily based on the fact that subsequent to the Business Combination, Legacy Origin will comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company and Legacy Origin’s senior management will comprise all of the senior management of the combined company. The net assets of Artius were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the Business Combination are those of Legacy Origin. The shares and corresponding capital amounts and loss per share related to Legacy Origin’s outstanding convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the conversion ratio established in the Merger Agreement (1.00 Legacy Origin share for approximately 2.11 shares of the Company, the Exchange Ratio).
In connection with the Business Combination, the Company incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $36.7 million, consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in capital in the Consolidated Balance Sheet as of December 31, 2021.
PIPE Financing
Concurrent with the execution of the Business Combination, the Company entered into subscription agreements with certain investors (the “PIPE Investors”) pursuant to which the PIPE Investors subscribed for and purchased an aggregate of 20,000,000 shares of Common Stock for an aggregate purchase price of $200.0 million.
Backstop Agreement
Concurrent with the execution of the Business Combination, the Company entered into various subscription agreements (the “Subscription Agreements”) with certain current shareholders of the Company or their affiliates (collectively, the “Subscribers”), pursuant to which the Subscribers agreed, subject to certain conditions in the Subscription Agreements, to purchase an aggregate amount of 4,300,001 shares of common stock of the Company, par value $0.0001 per share (the “Subscription Shares”), at $10.00 per share.
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination at the date of acquisition (in thousands):

Cash—Trust Account (net of redemptions of $439 million)	$260,448
Cash	60
Cash—PIPE & Backstop Financing	243,000
Non-cash net assets assumed from Artius	40
Less: Fair value of assumed common stock warrants	(83,370)
Less: Underwriting fees and other issuance costs paid prior to the date of acquisition	(34,773)
Additional Paid-in-Capital from Business Combination, net of issuance costs paid	$385,405
Less: Non-cash net assets assumed from Artius	(40)
Add: Non-cash fair value of assumed common stock warrants	83,370
Add: Other issuance costs included in accounts payable and accrued liabilities	761
Less: Accrued liabilities extinguished through proceeds from Business Combination	(1,966)
Cash proceeds from the Business Combination	$467,530
Summary of Shares Issued
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Artius shares outstanding prior to the Business Combination, including 4,500,000 Sponsor Vesting Shares	90,562,500
Less: redemption of Artius shares	(43,880,956)
Shares issued pursuant to the PIPE and Backstop Financing	24,300,001
Business Combination and PIPE Financing shares, including 4,500,000 Sponsor Vesting Shares	70,981,545
Conversion of Legacy Origin Series A preferred stock for common stock	33,783,099
Conversion of Legacy Origin Series B preferred stock for common stock	19,755,784
Conversion of Legacy Origin Series C preferred stock for common stock	6,286,349
Conversion of Legacy Origin convertible notes for common stock	2,049,212
Conversion of Legacy Origin common stock for common stock	2,838,041
Issuance of common stock upon exercise of warrants	5,554,440
Total shares of the Company common stock outstanding immediately following the Business Combination	141,248,470
Sponsor Vesting Shares were not included in the above schedule in previous interim period financial statements.